Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings per common share
EARNINGS PER SHARE

Note 17 – EARNINGS PER SHARE

The following table presents a reconciliation of basic and diluted net income per share for the years ended December 31, 2018, 2017 and 2016:

	For the Years Ended December 31,
	2018	2017	2016
Net income available to common shareholders for basic and diluted net income per common share	$7,211,429	$2,590,931	$2,433,720
Weighted average common shares outstanding – basic	10,809,000	9,864,479	8,767,738
Effect of dilutive securities:
Warrants issued to third party	-	-	-
Weighted average common shares outstanding – diluted	10,809,000	9,864,479	8,767,738
Net income per common share – basic	$0.67	$0.26	$0.28
Net income per common share – diluted	$0.67	$0.26	$0.28